Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments.
Schedule of changes in long-term investments

Total
RMB
Balance as of December 31, 2020	121,179
Investments made	1,484
Loss from private fund	(91)
Balance as of December 31, 2021	122,572
Disposal of investments	(972)
Impairment loss of investments	(86,600)
Balance as of December 31, 2022	35,000